Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Cost Of Revenue Excluding Impairment Loss Abstract
Lease expenses	¥ 167,369		¥ 260,866	¥ 345,208
Employee compensation and benefits	70,746		107,739	68,890
Depreciation and amortization	49,001		68,755	76,209
Advertising costs	267,901		424,230	278,679
Other operating costs	179,950		272,470	199,083
Total	¥ 734,967	$ 106,560	¥ 1,134,060	¥ 968,069